Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees
Details of the Company’s principal subsidiaries and VIEs as of December 31, 2020 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:

Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of internet products and related services

Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet products and related services, sale of AI products

Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Provision of internet products and related services

Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of internet products and related services

Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company (continued):

Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of internet products and related services

Cheetah Mobile Hong Kong Limited (“Cheetah Mobile Hong Kong”)	February 24, 2016	Hong Kong	100%	Investment holding

Multicloud Limited	July 20,2017	Hong Kong	100%	Provision of internet products and related services

Beijing Chibao Technology Co., Ltd.	December 6, 2018	The PRC	100%	Provision of internet products and related services

Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of internet products and related services

Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of internet products and related services, sale of AI products

Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.9%	Provision of internet products and related services

Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of internet products and related services

VIEs

Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant

Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services

(i)	Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs and subsidiaries of VIEs
The assets and liabilities of the VIEs and subsidiaries of VIEs are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Cash and cash equivalents	42,809	28,060	4,300
Restricted cash	476	144	22
Short-term investments	4,000	15	2
Accounts receivable, net	107,199	19,449	2,981
Prepayments and other current assets	74,384	72,422	11,099
Due from related parties	624,600	744,930	114,166

Total current assets	853,468	865,020	132,570

Property and equipment, net	9,393	2,616	401
Operating lease right-of-use assets	37,141	20	3
Intangible assets, net	6,616	3,000	460
Long-term investments	214,340	296,801	45,487
Other non-current assets	3,384	667	102
Deferred tax assets	9,474	17,124	2,624

Total non-current assets	280,348	320,228	49,077

Total assets	1,133,816	1,185,248	181,647

Accounts payable	10,642	8,536	1,308
Accrued expenses and other current liabilities	100,015	110,065	16,868
Due to related parties (i)	907,481	948,241	145,324
Income tax payable	1,587	1,791	274

Total current liabilities	1,019,725	1,068,633	163,774

Deferred tax liabilities	3,749	16,913	2,592
Other non-current liabilities	32,037	5,228	801

Total non-current liabilities	35,786	22,141	3,393

Total liabilities	1,055,511	1,090,774	167,167

(i)
As of December 31, 2019, and 2020, the balances due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due to subsidiaries of the Group of RMB887,178 and RMB927,892 (US$142,206), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs and subsidiaries of VIEs
The financial performance and cash flows of the VIEs and subsidiaries of VIEs are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	508,576	586,404	659,626	101,092
Cost of revenues	319,297	335,912	194,103	29,748
Net income	33,805	88,559	8,825	1,352
Net cash (used in) provided by operating activities	(12,198)	62,401	(36,196)	(5,547)
Net cash (used in) provided by investing activities	(24,941)	(69,386)	21,168	3,244
Net cash provided by financing activities	19,500	—	—	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	121	(53)	(8)